Commitments and Contingencies (LendingClub Corp) (Details Narrative) 10Q	1 Months Ended		3 Months Ended
	Aug. 31, 2016 Lawsuit	May 31, 2016 Lawsuit	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Security deposit - cash			$ 7,470		$ 7,470	$ 35,839
LendingClub Corp [Member]
Rental expense			3,800,000	$ 3,200,000
Minimum rent payments			3,600,000	$ 2,200,000
Security deposit - cash			800,000
Security deposit - letters of credit			$ 4,700,000
Loan purchase obligation period			2 days
Contingent loan purchase commitment limit			$ 52,300,000		32,200,000
Commitment repurchases			9,000,000
Loan commitment purchases			6,200,000
Deposit			900,000
Purchases			1,700,000
Principal balance			$ 2,400,000
Support agreement - period			12 months
Reimbursement			$ 4,000,000
Credit loss coverage reserve			1,680,000		$ 2,529,000
Pledged and restricted to support contingent obligation			3,400,000
Maximum exposure			$ 6,000,000
Number of lawsuits | Lawsuit	2	2